4. Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Notes
4. Summary of Significant Accounting Policies

4.Summary of Significant Accounting Policies

(a)Current and Non-Current Classification

Assets and liabilities are presented in the consolidated statements of financial position based on current and non-current classification.

An asset is classified as current when it is either expected to be realized or intended to be sold or consumed in the normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when it is either expected to be settled in the normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

(b)Cash

Cash in the consolidated statements of financial position comprises cash at a chartered bank in Canada and funds held in trust with the Company’s legal counsels which is available on demand.

(c)Exploration and Evaluation Assets

Title to E&E assets including mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing historical characteristic of many properties. The Company has investigated title to all its mineral properties and, to the best of its knowledge, titles to all its mineral properties are in good standing.

4.Summary of Significant Accounting Policies (continued)

(c)Exploration and Evaluation Assets (continued)

The Company accounts for E&E assets in accordance with IFRS 6. Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation are recognized and capitalized, in addition to acquisition costs. These expenditures include but are not limited to acquiring licenses, researching and analyzing existing exploration data, conducting geological studies, exploration drilling and sampling and payments made to contractors and consultants in connection with the exploration and evaluation of the property. Costs not directly attributable to E&E activities, including general administrative overhead costs, are expensed in the period in which they occur.

Acquisition costs incurred in obtaining legal right to explore a mineral property are deferred until the legal right is granted and thereon reclassified to mineral properties. Transaction costs incurred in acquiring an asset are deferred until the transaction is completed and then included in the purchase price of the asset acquired.

When a project is deemed to no longer have commercially viable prospects to the Company, E&E expenditures in respect of that project are deemed to be impaired. As a result, those E&E expenditure costs, in excess of the estimated recoverable amount, are written off to the consolidated statements of loss and comprehensive loss.

The Company assesses E&E assets for impairment when facts and circumstances suggest that the carrying amount of the asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell (“FVLCS”) and value-in-use (“VIU”).

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered a mine under development. E&E assets are also tested for impairment before the assets are transferred to development properties.

As the Company currently has no operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to capitalized exploration costs.

(d)Financial Instruments

The Company classifies and measures financial instruments in accordance with IFRS 9 – Financial Instruments (“IFRS 9”). A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The Company recognizes financial assets and financial liabilities on the consolidated statements of financial position when it becomes a party to the financial instrument or derivative contract.

Classification

The Company classifies its financial assets in the following measurement categories: (a) those to be measured subsequently at FVTPL; (b) those to be measured subsequently at fair value through other comprehensive income (loss) (“FVTOCI”); and (c) those to be measured at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

The Company’s financial assets include cash, other receivables excluding any sales tax amounts, and due from related party. The Company’s financial liabilities include its accounts payable, due to related parties, loan payable, lease liabilities, derivative liabilities and other liabilities.

4.Summary of Significant Accounting Policies (continued)

(d)Financial Instruments (continued)

Classification (continued)

Fair value through profit or loss

This category includes derivative instruments as well as quoted equity instruments which the Company has not irrevocably elected, at initial recognition or transition, to classify at FVTOCI. This category would also include debt instruments whose cash flow characteristics do not meet the solely payment of principal and interest (“SPPI”) criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in the consolidated statements of loss and comprehensive loss.

Financial assets at fair value through other comprehensive income

Debt and equity instruments that are held for collection of contractual cash flows and for sale, and where the assets’ cash flows represent solely payments of principal and interest, are classified as FVTOCI. Movements in fair values are recognized in other comprehensive income (“OCI”) and accumulated in fair value reserve, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in profit and loss.

When the financial asset is derecognized, the cumulative gain or loss recognized in OCI is reclassified from equity to profit or loss and presented in “other gains and losses”. Interest income from these financial assets is recognized using the effective interest rate method and presented in “interest income”. As at June 30, 2023 and 2022, the Company did not have any financial assets at FVTOCI.

Amortized cost

Debt and equity instruments that are held for collection of contractual cash flows where those cash flows represent SPPI are measured at amortized cost. Interest income from these financial assets is included in interest income using the effective interest rate method.

The Company’s classification of financial assets and financial liabilities is summarized below:

Cash	FVTPL
Due to/from related parties	Amortized cost
Accounts payable	Amortized cost
Loan payable	Amortized cost
Lease liabilities	Amortized cost
Derivative liabilities	FVTPL
Other liabilities	FVTPL

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Financial assets and financial liabilities with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

4.Summary of Significant Accounting Policies (continued)

(d)Financial Instruments (continued)

Measurement (continued)

Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of the subsequent accounting periods. All other financial assets, including equity investments, are measured at their fair values at the end of subsequent accounting periods, with any changes taken through profit and loss or OCI (irrevocable election at the time of recognition). For financial liabilities measured subsequently at FVTPL, changes in fair value due to credit risk are recorded in OCI.

Expected credit loss impairment model

Under IFRS 9, the Company recognizes a provision for ECL on financial assets that are measured on amortized cost. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full or when the financial asset is more than 90 days past due.

The carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts.

Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flow from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains or losses on derecognition are generally recognized in profit or loss.

Determination of fair value

The determination of fair value requires judgment and is based on market information, where available and appropriate. The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

(e)Impairment of Assets

At each reporting date, the Company reviews the carrying amounts of its assets to determine whether there are any indicators of impairment. If any such indicator exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does not generate cash inflows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs. Any intangible asset with an indefinite useful life is tested for impairment annually and whenever there is an indication that the asset may be impaired. An asset’s recoverable amount is the higher of FVLCS and VIU. In assessing VIU, the estimated future cash flows are discounted to their present value, using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted.

4.Summary of Significant Accounting Policies (continued)

(e)Impairment of Assets (continued)

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized immediately in the consolidated statements of loss and comprehensive loss. Where an impairment subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount but only to the extent that this does not exceed the carrying value that would have been determined if no impairment had previously been recognized. A reversal of impairment is recognized in the consolidated statements of loss and comprehensive loss.

(f)Impairment of Non-Financial Assets

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Recoverable amount is the higher of an asset’s FVLCS and VIU. The VIU is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or CGU to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a CGU.

(g)Leased Assets

The Company is party to a lease of a mining analyzer which is used for its E&E activities. The Company assesses service arrangements to determine if an asset is explicitly or implicitly specified in the agreement and if it has the right to control the use of the identified asset.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company then recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The Company elected to recognize expenses for leases with a term of 12 months or less on a straight-line basis over the lease term and lease of assets of low value, and not to recognize these short-term leases on the consolidated statements of financial position.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate, which was determined to be about 14%. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if there is a change in future lease payments arising from a change in an index or rate, or if the Company changes its assessment whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured, the amount of the remeasurement is recognized as a corresponding adjustment to the carrying amount of the ROU asset or is recorded in profit or loss if the carrying amount of the ROU asset has been reduced to zero.

4.Summary of Significant Accounting Policies (continued)

(h)Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract.

(i)Income Taxes

Income tax expense consists of current and deferred tax expense. Current and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or OCI.

Current income tax is recognized and measured at the amount expected to be recovered from, or payable to, the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years.

Deferred tax is recorded for temporary differences at the date of the consolidated statements of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of a deferred tax asset is reviewed at the end of the reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of the reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if, and only if, they relate to income taxes levied by the same taxation authority and the Company has the legal rights and intent to offset.

Estimates

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

(j)Share Capital

Common shares are classified as share capital. Costs directly attributable to the issue of common shares are recognized as a deduction from share capital, net of any tax effects.

4.Summary of Significant Accounting Policies (continued)

(k)Share-Based Payments Transactions

The Company operates a stock option plan (the “Option Plan”). Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received, or at the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The fair value of options is determined based on the application of the Black-Scholes valuation model (“Black-Scholes”). The fair value of equity-settled stock-based compensation transactions is recognized as an expense with a corresponding increase in the share-based payments reserve.

If share-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

Amounts recorded for cancelled or expired unexercised options are transferred to accumulated deficit in the period of which the cancellation or expiry occurs.

The Company also operates a RSUs Plan, where RSUs are granted to directors, employees and consultants from time to time. RSUs are measured at the fair value of the date of grant, based on the closing price of the Company’s common shares on the date of grant. The fair value of stock-based compensation on RSUs is recognized as an expense with a corresponding increase in the reserve for RSUs over the vesting period.

From time to time, the Company may also grant RSUs with a put right option, which provides the grantee with the right (the “Put Right Option”), but not the obligation to cause the Company to purchase all or a portion of the vested RSUs at a put purchase price (the “Put Purchase Price”). As the grantee has the choice of settlement through cash or in shares, these RSUs with the Put Right Option are considered to be a compound financial instrument that includes both a liability component and an equity component. At the measurement date, the Company accounts for the two components separately i.e. applying the requirements for cash-settled share-based payments to the liability component and applying the requirements for equity-settled share-based payments to the equity component, if that component has a recognized value. Applying the requirements for equity-settled share-based payments, the value of the equity component is not remeasured subsequently. Applying the requirements for cash-settled share-based payments, the liability is remeasured at each reporting date and on settlement date to its fair value.

If the grantee chooses cash settlement, then the cash payment settles the liability. Any equity component previously recognized in equity remains in equity. If the grantee employee chooses settlement in equity instruments, then the liability is transferred to equity as consideration for issuing the equity instruments.

(l)Warrants

Share purchase warrants (each a “Warrant”) are classified as a component of equity. Warrants issued along with shares in an equity unit financing are measured using the residual approach, whereby the fair value of the Warrant is determined after deducting the fair value of the shares from the unit price less applicable financing costs. Warrants issued for broker/financing compensation, are recognized at the fair value using Black-Scholes at the date of issuance. Warrants are initially recorded as a part of the reserves in warrant in equity at the recognized fair value.

Upon exercise of the Warrants, the previously recognized fair value of the Warrants exercised is reallocated to share capital from warrants reserve. Proceeds generated from the payment of the exercise price are also allocated to share capital. Amounts recorded for expired unexercised warrants are transferred to accumulated deficit in the period of which the expiry occurs.

4.Summary of Significant Accounting Policies (continued)

(m)Flow-Through Shares

Proceeds received from the issuance of flow-through shares are restricted to be used only for Canadian resource property exploration expenditures within a two-year period. The portion of the proceeds received but not yet expended at the end of the year is disclosed separately.

The issuance of flow-through common shares results in the tax deductibility of the qualifying resource expenditures funded from the proceeds of the sales of such common shares being transferred to the purchasers of the shares. On the issuance of such shares, the Company bifurcates the flow-through shares into a flow-through share premium, equal to the estimated fair value of the premium that investors pay for the flow-through tax feature, which is recognized as a liability, and equity values of share capital and/or warrants. As related exploration expenditures are incurred, the Company derecognizes the premium liability and recognizes the related recovery.

(n)Loss Per Share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted (loss) earnings per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

(o)Foreign Currency Translation

Monetary assets and liabilities denominated in currencies other than CAD are translated into CAD at the rate of the consolidated financial statements of the Company are prepared in its functional currency, determined on the basis of the primary economic environment in which the entity operates. Given that operations are in Canada, the presentation and functional currency of the Company is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing at the transaction dates. At each reporting date, monetary items denominated in foreign currencies are translated into the entity’s functional currency at the then prevailing rates and non-monetary items measured at historical cost are translated into the entity’s functional currency at rates in effect at the date the transaction took place.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are included in the consolidated statements of loss and comprehensive loss for the period in which they arise.

(p)Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

(q)Adoption of New Accounting Standards and Amendments

The Company adopted the following amendments, effective July 1, 2022. The changes were made in accordance with the applicable transitional provisions. The Company had assessed that no material impact is expected upon the adoption of the following amendments on its consolidated financial statements:

4.Summary of Significant Accounting Policies (continued)

(q)Adoption of New Accounting Standards and Amendments (continued)

Amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”)

In May 2020, the IASB issued amendments to update IAS 37. The amendments specify that in assessing whether a contract is onerous under IAS 37, the cost of fulfilling a contract includes both the incremental costs and an allocation of costs that relate directly to contract activities. The amendments also include examples of costs that do, and do not, relate directly to a contract.

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

In February 2021, the IASB issued Definition of Accounting Estimates, which amended IAS 8. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. The amendments to IAS 8 are effective for annual periods beginning on or after January 1, 2023. The Company early-adopted these amendments as permitted.